Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 1,421	$ 216	$ 2,620	$ 467	$ 763	$ 569
Operating expenses:
Cost of goods sold (exclusive of depreciation and amortization)	3,001	2,202	6,038	9,600	18,390	7,770
Research and development	4,170	2,531	8,158	4,914	9,465	8,777
Selling, general and administrative	10,382	3,792	19,722	6,529	13,555	13,256
Depreciation and amortization	884	328	1,766	671	1,782	235
Total operating expenses	18,437	8,853	35,684	21,714	43,192	30,038
Operating loss	(17,016)	(8,637)	(33,064)	(21,247)	(42,429)	(29,469)
Other income (expense):
Interest income (expense)	109	(3,077)	109	(5,858)	(17,842)	(10,037)
Change in fair value of warrants	17,763	(27,182)	24,150	(38,841)	(84,317)	(97,604)
Other income (loss), net	(37)	(66)	(53)	(69)	(26)	(188)
Income (loss) before income taxes	819	(38,962)	(8,858)	(66,015)	(144,614)	(137,298)
Benefit (provision) for income taxes	8	(13)	(26)	(28)	(52)	(38)
Net income (loss)	827	(38,975)	(8,884)	(66,043)	(144,666)	(137,336)
Foreign currency translation adjustment	(9)	1	(22)		25	12
Comprehensive income (loss)	818	(38,974)	(8,906)	(66,043)	(144,641)	(137,324)
Change in redemption value of preferred interests		(5,643)		(13,831)	(13,831)	(33,072)
Net income (loss) attributable to common stockholders	$ 827	$ (44,618)	$ (8,884)	$ (79,874)	$ (158,497)	$ (170,408)
Weighted average of shares outstanding – basic (in Shares)	101,071	7,346	99,886	7,346	23,561	7,346
Weighted average of shares outstanding – diluted (in Shares)	102,381	7,346	99,886	7,346
Net income (loss) attributable to common stockholders per share - basic (in Dollars per share)	$ 0.01	$ (6.07)	$ (0.09)	$ (10.87)	$ (6.73)	$ (23.2)
Net income (loss) attributable to common stockholders per share - diluted (in Dollars per share)	$ 0.01	$ (6.07)	$ (0.09)	$ (10.87)